EQUITY AND NON-CONTROLLING INTERESTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions					6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 11, 2025 USD ($)	May 06, 2025 USD ($) installment $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 29, 2025	Jun. 30, 2024 USD ($)	Apr. 07, 2025 shares	Apr. 01, 2025 shares	Dec. 31, 2024 USD ($) shares
Disclosure of classes of share capital [line items]
Authorised share capital (in shares) | $	$ 395				$ 395						$ 395
Shares authorized (in shares)	1,111,418,599				1,111,418,599						1,111,418,599
Dividends (in USD per share) | $ / shares				$ 0.55
Dividend payables | $				$ 421
Number of installments of dividend payments | installment				2
Dividends paid, ordinary shares | $			$ 210
Dividends recognised as distributions to non-controlling interests | $					$ 56
Dividends paid to non-controlling interests | $								$ 46
Purchase of treasury shares	$ 58	€ 51			$ 262			$ 900
Shares buyback (in shares)	2,000,000	2,000,000
Average cost per share (in USD/EUR per share) | (per share)	$ 29.25	€ 25.74
Treasury share repurchase program, authorised no of shares (in shares)									10,000,000
Minimum percentage post-dividend annual free cash flow									50.00%
Treasury shares held	92,300,000				92,300,000						84,300,000
Arceo
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests	38.11%	38.11%					62.86%
85 million shares program, May 2023
Disclosure of classes of share capital [line items]
Share repurchase program, authorized, number of shares (in shares)										85,000,000
Purchase of treasury shares					$ 204	€ 189
Shares buyback (in shares)					6,800,000	6,800,000
Average cost per share (in USD/EUR per share) | (per share)					$ 30.05	€ 27.82
Arceo
Disclosure of classes of share capital [line items]
Increase in non-controlling interest, capital decrease and acquisitions					$ 88	€ 75
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	852,809,772				852,809,772						303,000,000
Non-controlling interests | Arceo
Disclosure of classes of share capital [line items]
Increase in non-controlling interest, capital decrease and acquisitions | $					$ 97